SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses
Allowance for loan losses recorded	$ 0	$ 0	$ 0
Property, plant and equipment, net
Impairment losses on intangible assets with definite lives	$ 79	$ 0
Lessee, Operating Lease, Description
Remaining lease term	19 years
Lessee, Operating Lease, Option to Extend	extend
Lessee, Operating Lease, Option to Terminate	terminate
Buildings
Property, plant and equipment, net
Estimated useful life	35 years
Furniture, fixture and equipment
Property, plant and equipment, net
Estimated useful life	5 years
Motor vehicles
Property, plant and equipment, net
Estimated useful life	5 years